Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024 [1]	Sep. 30, 2025	Sep. 30, 2024 [1]
Schedule Of Earnings Loss Per Share Abstract
Net income attributable to Company shareholders	$ 580,887	$ 692,923	$ 1,609,192	$ 1,354,020
Weighted average - common shares outstanding	1,109,058,185,000	1,109,058,185,000	1,109,058,185,000	1,109,058,185,000
Basic and diluted earnings (loss) per share - (US$)	$ 0.52	$ 0.62	$ 1.45	$ 1.22

[1]	The weighted average number of common shares outstanding for 2024 was retrospectively adjusted to reflect the 2025 share structure for comparability.